Other Financial Assets - Schedule of Other Trade Deposits and Loans (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Provision for lifetime expected credit losses	$ 0	$ 88	$ 8
Americas [member]
Disclosure of financial assets [line items]
Provision for lifetime expected credit losses	6	6
EMEAA [member]
Disclosure of financial assets [line items]
Provision for lifetime expected credit losses	$ 9	$ 9